FAIR VALUE MEASUREMENTS, Asset and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative Assets and Liabilities [Abstract]
Derivative asset	$ 1,905	$ 241
Derivative liabilities	13,281	19,327
Level 1 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative asset	0	0
Derivative liabilities	0	0
Level 2 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative asset	1,905	241
Derivative liabilities	13,281	19,327
Level 3 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative asset	0	0
Derivative liabilities	$ 0	$ 0